Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
Total current income tax expense	$ 8,719	$ 125	$ 36
Total deferred income tax expense	(2,677)	1,433	1,039
Total provision for income taxes	6,042	1,558	1,075
Israel
Income Tax Examination [Line Items]
Total current income tax expense	4	4	4
Total deferred income tax expense	0	0	0
International
Income Tax Examination [Line Items]
Total current income tax expense	8,715	121	32
Total deferred income tax expense	$ (2,677)	$ 1,433	$ 1,039